Day Hagan Smart Sector ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 1.2%
Communication Services — 0.7%
8,254	Alphabet, Inc., Class A	$2,789,852
2,019	Meta Platforms, Inc., Class A	1,446,614
		4,236,466

Information Technology — 0.5%
14,777	NVIDIA Corp.	2,824,328
		2,824,328

Total Common Stocks (Cost $3,893,872)		$7,060,794

Exchange-Traded Funds — 96.9%
100,679	Invesco S&P 500 Equal Weight ETF	19,942,496
204,375	iShares Core S&P 500 ETF	142,046,756
586,929	State Street Communication Services Select Sector SPDR ETF	70,478,434
576,652	State Street Consumer Discretionary Select Sector SPDR ETF	69,872,923
267	State Street Energy Select Sector SPDR ETF	13,630
251,493	State Street Financial Select Sector SPDR ETF	13,439,786
53,021	State Street Industrial Select Sector SPDR ETF	8,771,794
338,357	State Street Materials Select Sector SPDR ETF	16,670,849
92,071	State Street Utilities Select Sector SPDR ETF	3,982,071
93,853	Vanguard Consumer Staples ETF	21,298,061
41,490	Vanguard Health Care ETF	11,919,247
219,642	Vanguard Information Technology ETF	164,274,646
46,985	Vanguard Real Estate ETF	4,266,238
Total Exchange-Traded Funds (Cost $491,408,281)		$546,976,931
Total Investments — 98.1%
(Cost $495,302,153)		$554,037,725
Net other assets (liabilities) — 1.9%		10,962,513

Net Assets — 100.0%		$565,000,238

ETF — Exchange-Traded Fund
S&P — Standard and Poor’s
SPDR — Standard and Poor’s Depositary Receipts

Day Hagan Smart Sector Fixed Income ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.3%
64,202	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	$1,980,632
103,162	State Street SPDR Portfolio Corporate Bond ETF	3,038,121
37,023	State Street SPDR Portfolio High Yield Bond ETF	881,888
209,579	State Street SPDR Portfolio Intermediate Term Treasury ETF	6,042,162
113,180	State Street SPDR Portfolio Long Term Treasury ETF	2,992,479
248,064	State Street SPDR Portfolio Mortgage Backed Bond ETF	5,581,440
194,517	State Street SPDR Portfolio Short Term Treasury ETF	5,705,184
28,227	Vanguard Emerging Markets Government Bond ETF	1,909,839
39,767	Vanguard Total International Bond ETF	1,931,483
Total Exchange-Traded Funds (Cost $29,624,162)		$30,063,228
Total Investments — 99.3%
(Cost $29,624,162)		$30,063,228
Net other assets (liabilities) — 0.7%		224,138

Net Assets — 100.0%		$30,287,366

ETF — Exchange-Traded Fund
SPDR — Standard and Poor’s Depositary Receipts

Day Hagan Smart Sector International ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 98.3%
59,267	Franklin FTSE India ETF	$2,195,250
182,290	Franklin FTSE Japan ETF	6,668,168
132,068	Franklin FTSE United Kingdom ETF	4,671,245
24,483	iShares MSCI Australia ETF	679,403
70,267	iShares MSCI Brazil ETF	2,602,690
66,327	iShares MSCI Canada ETF	3,598,903
45,559	iShares MSCI China ETF	2,842,882
23,957	iShares MSCI France ETF	1,086,450
25,558	iShares MSCI Germany ETF	1,101,805
104,188	iShares MSCI Hong Kong ETF	2,435,915
49,562	iShares MSCI New Zealand ETF	2,326,480
67,547	iShares MSCI Poland ETF	2,539,092
46,509	iShares MSCI Switzerland ETF	2,862,164
Total Exchange-Traded Funds (Cost $31,976,997)		$35,610,447
Total Investments — 98.3%
(Cost $31,976,997)		$35,610,447
Net other assets (liabilities) — 1.7%		616,590

Net Assets — 100.0%		$36,227,037

ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International

Day Hagan Smart Buffer ETF	January 31, 2026 (Unaudited)

Portfolio of Investments

Contracts		Value
Purchased Put Option — 4.1%
594	SPDR S&P 500 ETF Trust, 9/18/26(a)	$1,714,284
		1,714,284

Total Purchased Put Option (Cost $2,165,613)		$1,714,284
Shares		Value
Exchange-Traded Funds — 99.3%
59,400	SPDR S&P 500 ETF Trust	41,103,018
Total Exchange-Traded Funds (Cost $35,750,208)		$41,103,018
Total Investments — 103.4%
(Cost $37,915,821)		$42,817,302
Net other assets (liabilities) — (3.4)%		(1,426,142)

Net Assets — 100.0%		$41,391,160

(a)	See Purchased Options Contracts.

ETF — Exchange-Traded Fund
S&P — Standard and Poor’s
SPDR — Standard and Poor’s Depositary Receipts

Written Options Contracts

Exchange-traded options contracts written as of January 31, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
SPDR S&P 500 ETF Trust	Call	594	43,956	1,520,748	740.00	9/18/26	(1,075,140)
SPDR S&P 500 ETF Trust	Put	594	32,373	668,338	545.00	9/18/26	(460,350)
(Total Premiums Received $2,189,086)							(1,535,490)

Purchased Options Contracts

Exchange-traded options contracts purchased as of January 31, 2026 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)	Cost ($)	Strike Price ($)	Expiration Date	Value ($)
SPDR S&P 500 ETF Trust	Put	594	40,392	2,165,613	680.00	9/18/26	1,714,284
(Total Cost $2,165,613)							1,714,284